Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Depreciation and impairment (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Impairment Of Assets [Abstract]
Depreciation, depletion and amortisation	[1]	$ 7,872	$ 6,285	$ (348)	$ 14,157	$ 5,947
Depreciation		5,708	5,697	5,608	11,404	10,997
Impairments		2,490	589	153	3,079	1,059
Impairment reversals		$ (326)	$ 0	$ (6,109)	$ (326)	$ (6,109)

[1]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.